Discontinued operations	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Discontinued operations
27    Discontinued operations
On 22 November 2021, the Group and Woodside signed a binding SSA for the merger of the Group’s oil and gas portfolio with Woodside. Woodside has subsequently acquired the entire share capital of BHP Petroleum International Pty Ltd (‘BHP Petroleum’) in exchange for new Woodside ordinary shares.
While the merger had an economic effective date of 1 July 2021, the Group continued to control the Petroleum assets and carry on business in the normal course for 11 months until 1 June 2022 (Completion Date). As such, the Group recognises its share of revenue, expenses, net finance costs and associated income tax expense related to the Discontinued operation until the Completion Date.
As consideration for the sale of BHP Petroleum, the Group received
 914,768,948 newly
issued Woodside ordinary shares at Completion Date. On the Completion Date, the Group paid a fully franked in specie dividend in the form of Woodside shares to eligible BHP shareholders. Eligible BHP shareholders received one Woodside share for every
 5.5340 BHP
shares they held on the Group’s register at the record date of 26 May 2022.
As part of completion and in order to reflect the economic effective date, the Group made a net cash payment of US$0.7 billion to Woodside in addition to US$0.4 billion in cash that was left in the BHP Petroleum bank accounts to fund ongoing operations. The total cash transfer of US$1.1 billion reflects the net cash flows generated by BHP Petroleum between 1 July 2021 and Completion Date adjusted for dividends Woodside would have paid on the newly issued Woodside ordinary shares, had the
m
erger completed on 1 July 2021. The net cash completion payment to Woodside is subject to a customary post-completion review, which may result in an adjustment to the amount paid.
BHP Mitsui Coal Pty Ltd (BMC), while being divested on 3 May 2022, is not considered to meet the criteria for classification as a Discontinued operation given its relative size to the Group and the Coal segment. For further information, refer to note 3 ‘Exceptional items’.
The contribution of Discontinued operations to the Group’s profit and cash flows is detailed below:
Income statement – Discontinued operations

	2022	2021	2020
	US$M	US$M	US$M
Revenue	6,404	3,896	4,007
Other income	170	130	57
Expenses excluding net finance costs	(2,207)	(3,629)	(3,322)
Loss from equity accounted investments, related impairments and expenses	(4)	(6)	(4)

Profit from operations	4,363	391	738

Financial expenses	(165)	(88)	(70)
Financial income	6	6	17

Net finance costs	(159)	(82)	(53)

Profit before taxation	4,204	309	685

Income tax expense	(1,471)	(545)	(492)
Royalty-related taxation (net of income tax benefit)	(237)	11	(85)

Total taxation expense	(1,708)	(534)	(577)

Profit/(loss) after taxation from operating activities	2,496	(225)	108

Net gain on Petroleum merger with Woodside (after tax)	8,159	–	–

Profit/(loss) after taxation	10,655	(225)	108

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	10,655	(225)	108

Basic earnings/(loss) per ordinary share (cents)	210.5	(4.5)	2.1
Diluted earnings/(loss) per ordinary share (cents)	210.1	(4.5)	2.1

The total comprehensive income attributable to BHP shareholders from
Discontinued
operations was a gain of US$10,596 million (30 June 2021: loss of US$231 million; 30 June 2020: gain of US$118 million).
The conversion of options and share rights would decrease the loss per share for the year ended 30 June 2021, therefore its impact has been excluded from the diluted earnings per share calculation.
Cash flows from Discontinued operations

	2022	2021	2020
	US$M	US$M	US$M
Net operating cash flows	2,889	1,351	1,021
Net investing cash flows 1	(904)	(1,520)	(1,033)
Net financing cash flows 2	(33)	(38)	(39)

Net increase/(decrease) in cash and cash equivalents from Discontinued operations	1,952	(207)	(51)

Net cash completion payment on merger of Petroleum with Woodside	(683)	–	–
Cash and cash equivalents disposed	(399)	–	–

Total cash impact	870	(207)	(51)

1
Includes purchases of property, plant and equipment and capitalised exploration of US$1,144 million related to drilling and development expenditure (30 June 2021: US$1,020 million; 30 June 2020: US$1,079 million), proceeds from sale of
 subsidiaries, operations and joint operations, net of cash of US$91 million
(30 June 2021:
investment of
US$480 million; 30 June 2020: US$ nil), proceeds from sale of assets of US$151 million (30 June 2021: US$39 million; 30 June 2020: US$78 million) and other investing outflows of US$2 million (30 June 2021:
outflow of
US$59 million; 30 June 2020:
outflow of
US$32 million).

2	Represents net repayment of interest bearing liabilities of US$33 million (30 June 2021: US$38 million; 30 June 2020: US$39 million).

Exceptional items – Discontinued operations
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements.
Items related to Discontinued operations included within the Group’s profits for the year ended 30 June 2022 are detailed below.

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Net gain on Petroleum merger with Woodside 1	8,167	(8)	8,159

Total	8,167	(8)	8,159

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	8,167	(8)	8,159

1
The tax expense associated with the exceptional item reflects the tax impact of transaction costs and other restructuring related activities undertaken pre-merger. There are no further tax impacts arising on the net gain on merger of our Petroleum business with Woodside as generated tax losses were either offset with capital gains in other entities in the Group, or not recognised on the basis that it is not probable that future capital gains will be available against which the Group can utilise the tax losses.

Net gain on disposal of Discontinued operations

Details of the net gain on Petroleum merger with Woodside is presented below:

2022
US$M
Assets
Cash and cash equivalents	399
Trade and other receivables	1,560
Other financial assets	91
Inventories	295
Property, plant and equipment	12,055
Intangible assets	66
Investments accounted for using the equity method	240
Deferred tax assets	1,470
Other	18

Total assets	16,194

Liabilities
Trade and other payables	913
Interest bearing liabilities	243
Tax payables	300
Provisions	4,518
Deferred income	48

Total liabilities	6,022

Net assets	10,172

Fair value of Woodside shares 1	19,566
Net cash completion payment on merger of Petroleum with Woodside 2	(683)
Foreign currency translation reserve transferred to the income statement	54
Other provisions and related indemnities recognised at completion	(353)
Transaction and other directly attributable costs	(245)
Income tax expense	(8)

Net gain on Petroleum merger with Woodside	8,159

1
Represents the consideration received being the fair value of 914,768,948 Woodside ordinary shares received using the closing ASX share price of A$29.76 on 31 May 2022 (US$21.39 equivalent based on an exchange rate of AUD/USD 0.7187).

2
Reflects the net cash flows generated by BHP Petroleum between 1 July 2021 and Completion Date adjusted for dividends Woodside would have paid on the newly issued Woodside ordinary shares, had the
m
erger completed on 1 July 2021.

The Exceptional items related to Discontinued operations included within the Group’s profit for the years ended 30 June 2021 and 30 June 2020 are outlined below:

Year ended 30 June 2021	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Impairment of Potash assets 1	–	(278)	(278)
COVID-19 related costs	(47)	8	(39)

Total	(47)	(270)	(317)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(47)	(270)	(317)

1
The exceptional item reflects the impairment of tax losses originally expected to be recoverable against taxable profits from the Group’s Potash assets. The impairment is included in Discontinued operations as the entity with the losses transferred to Woodside and therefore the losses are no longer available to the Group.

Year ended 30 June 2020	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
COVID-19 related costs	(6)	2	(4)

Total	(6)	2	(4)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(6)	2	(4)